UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2020

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Income Plus Fund
Schedule of Investments	1
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Ultra-Short Duration Investment Grade Fund
Schedule of Investments	32
Statement of Assets and Liabilities	44
Statement of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	47
Notes to Financial Statements	48
Supplemental Information	64
Expense Examples	68

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS — 8.8%
$411,888	Alterra Mountain Co. 5.500% (1-Month USD Libor+450 basis points), 8/1/2026[1,2,3]	$415,492
1,492,443	American Builders & Contractors Supply Co., Inc. 2.146% (1-Month USD Libor+200 basis points), 1/15/2027[1,2,3]	1,480,578
1,250,000	Arches Buyer, Inc. 4.500% (1-Month USD Libor+400 basis points), 12/6/2027[1,2,3]	1,254,063
1,393,000	Aristocrat International Pty Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/19/2024[1,2,3,4]	1,401,274
1,256,098	Ascend Learning LLC 4.000% (3-Month USD Libor+300 basis points), 7/12/2024[1,2,3,5,6]	1,252,643
750,000	Astoria Energy LLC 4.500% (1-Month USD Libor+350 basis points), 12/10/2027[1,2,3]	746,719
	Asurion LLC
1,244,080	3.148% (1-Month USD Libor+300 basis points), 11/3/2023[1,2,3]	1,233,449
1,495,203	3.346% (1-Month USD Libor+325 basis points), 12/23/2026[1,2,3]	1,482,120
1,000,000	Avaya, Inc. 4.250% (1-Month USD Libor+425 basis points), 12/15/2027[1,2,3,5,6]	1,002,080
1,495,783	Axalta Coating Systems U.S. Holdings, Inc. 2.004% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,3]	1,487,182
1,075,557	BCP Raptor LLC 5.250% (3-Month USD Libor+425 basis points), 6/30/2024[1,2,3]	991,362
	Berry Global, Inc.
388,172	2.149% (1-Month USD Libor+200 basis points), 10/1/2022[1,2,3]	388,321
1,246,835	2.000% (1-Month USD Libor+200 basis points), 7/1/2026[1,2,3,5,6]	1,242,789
1,493,806	Boyd Gaming Corp. 2.351% (3-Month USD Libor+225 basis points), 9/15/2023[1,2,3]	1,483,842
750,000	Canada Goose, Inc. 5.000% (1-Month USD Libor+425 basis points), 10/7/2027[2,3,4]	751,406
465,207	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[1,2,3]	463,842
454,727	Charter Communications Operating LLC 1.650% (3-Month USD Libor+150 basis points), 3/31/2023[1,3]	452,453
1,547,556	Citadel Securities LP 2.896% (1-Month USD Libor+275 basis points), 2/27/2026[1,2,3]	1,550,775
748,116	CSC Holdings LLC 2.659% (1-Month USD Libor+250 basis points), 4/15/2027[1,2,3]	743,440
994,987	Delek U.S. Holdings, Inc. 6.500% (1-Month USD Libor+550 basis points), 3/30/2025[1,2,3]	989,396
1,481,692	EFS Cogen Holdings I LLC 4.500% (1-Month USD Libor+350 basis points), 10/1/2027[1,2,3]	1,477,477
271,563	Ensemble RCM LLC 3.964% (3-Month USD Libor+375 basis points), 8/1/2026[1,3]	271,596

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$750,000	Exgen Renewables IV LLC 3.750% (1-Month USD Libor+275 basis points), 12/11/2027[1,2,3]	$751,125
1,754,041	First Eagle Holdings, Inc. 2.720% (1-Month USD Libor+250 basis points), 2/2/2027[1,2,3]	1,739,790
1,228,554	Gates Global LLC 3.750% (3-Month USD Libor+275 basis points), 3/31/2024[1,2,3]	1,227,019
850,000	Gemini HDPE LLC 3.500% (1-Month USD Libor+300 basis points), 12/31/2027[1,2,3,5,6]	846,813
1,492,500	Go Daddy Operating Co. LLC 2.646% (1-Month USD Libor+250 basis points), 8/10/2027[1,2,3]	1,502,858
1,500,000	Harbor Freight Tools USA, Inc. 4.000% (1-Month USD Libor+325 basis points), 10/19/2027[1,2,3]	1,502,730
426,775	Hercules Merger Sub LLC 2.905% (1-Month USD Libor+275 basis points), 11/1/2026[1,2,3]	426,909
1,500,000	Hilton Worldwide Finance LLC 1.897% (3-Month USD Libor+175 basis points), 6/21/2026[1,2,3]	1,485,630
1,069,598	Hudson River Trading LLC 3.146% (1-Month USD Libor+300 basis points), 2/18/2027[1,2,3]	1,073,384
1,139,796	Informatica LLC 3.250% (1-Month USD Libor+325 basis points), 2/14/2027[1,2,3,5,6]	1,132,587
1,322,589	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[1,2,3]	1,303,815
982,538	Jane Street Group LLC 3.148% (1-Month USD Libor+300 basis points), 1/7/2025[1,2,3]	982,783
592,394	Janus International Group LLC 4.750% (1-Month USD Libor+375 basis points), 2/15/2025[1,2,3]	588,692
797,393	Lions Gate Capital Holdings LLC 2.397% (3-Month USD Libor+225 basis points), 3/24/2025[1,2,3]	788,921
1,400,000	LogMeIn, Inc. 4.903% (1-Month USD Libor+475 basis points), 8/31/2027[1,2,3]	1,398,257
1,281,228	McAfee LLC 3.898% (3-Month USD Libor+375 basis points), 9/29/2024[1,2,3]	1,283,073
1,496,250	Michaels Stores, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/1/2027[1,2,3]	1,490,175
1,375,000	Milano Acquisition Corp. 4.750% (1-Month USD Libor+400 basis points), 10/1/2027[1,2,3]	1,378,149
	National Mentor Holdings, Inc.
612,465	4.400% (3-Month USD Libor+425 basis points), 3/8/2026[1,2,3]	612,723
27,398	4.400% (3-Month USD Libor+425 basis points), 3/8/2026[1,2,3]	27,409
124,713	NeuStar, Inc. 5.500% (3-Month USD Libor+450 basis points), 8/8/2024[1,2,3]	121,576
1,496,222	Nexus Buyer LLC 3.900% (1-Month USD Libor+375 basis points), 11/8/2026[1,2,3]	1,488,434

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$832,892	NFP Corp. 3.396% (1-Month USD Libor+325 basis points), 2/13/2027[1,3]	$816,979
861,300	Option Care Health, Inc. 4.397% (1-Month USD Libor+450 basis points), 8/6/2026[1,2,3]	861,123
997,377	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[1,2,3,5,6]	994,884
400,000	PCI Gaming Authority 2.646% (3-Month USD Libor+300 basis points), 5/31/2026[1,2,3]	396,546
1,500,000	PODS LLC 3.750% (3-Month USD Libor+275 basis points), 11/21/2024[1,2,3]	1,506,090
398,992	Quikrete Holdings, Inc. 4.103% (1-Month USD Libor+250 basis points), 1/31/2027[1,2,3,5,6]	398,246
339,315	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[1,2,3]	339,456
1,215,128	Select Medical Corp. 2.530% (3-Month USD Libor+250 basis points), 3/6/2025[1,2,3]	1,208,293
745,000	SkyMiles IP Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/20/2027[2,3,4,5,6]	774,334
1,500,000	Sophia LP 4.500% (1-Month USD Libor+375 basis points), 10/7/2027[1,2,3]	1,507,230
1,496,241	TIBCO Software, Inc. 3.900% (1-Month USD Libor+375 basis points), 7/3/2026[1,2,3]	1,472,391
1,500,000	Tosca Services LLC 5.250% (1-Month USD Libor+425 basis points), 8/18/2027[1,2,3]	1,510,628
	Travelport Finance Luxembourg Sarl
240,990	9.000% (1-Month USD Libor+700 basis points), 2/28/2025[1,3,4]	238,353
291,186	5.220% (3-Month USD Libor+500 basis points), 5/30/2026[1,2,3,4]	199,705
355,872	Tronox Finance LLC 3.000% (3-Month USD Libor+300 basis points), 9/22/20241,2,3,5,6	354,673
1,473,750	WEX, Inc. 2.396% (3-Month USD Libor+225 basis points), 5/17/2026[1,2,3]	1,467,413
415,742	Whatabrands LLC 2.904% (1-Month USD Libor+275 basis points), 8/3/2026[1,2,3]	412,753
750,000	Ziggo Financing Partnership 2.659% (1-Month USD Libor+250 basis points), 4/30/2028[1,2,3]	746,719
	Total Bank Loans
	(Cost $60,451,838)	60,920,967
	BONDS — 83.1%
	ASSET-BACKED SECURITIES — 43.7%
	Ally Auto Receivables Trust
2,597,408	Series 2019-4, Class A2, 1.930%, 10/17/2022[2]	2,604,307
180,120	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	180,527

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$4,947,702	Series 2019-1, Class A3, 2.910%, 9/15/2023[2]	$5,029,562
	Annisa CLO Ltd.
1,000,000	Series 2016-2A, Class DR, 3.218% (3-Month USD Libor+300 basis points), 7/20/2031[2,3,7]	974,734
1,000,000	Series 2016-2A, Class ER, 6.218% (3-Month USD Libor+600 basis points), 7/20/2031[2,3,7]	956,764
	Apidos CLO
1,000,000	Series 2015-21A, Class DR, 5.418% (3-Month USD Libor+520 basis points), 7/18/2027[2,3,7]	945,279
750,000	Series 2017-26A, Class C, 3.918% (3-Month USD Libor+370 basis points), 7/18/2029[2,3,7]	740,673
750,000	Series 2013-12A, Class ER, 5.637% (3-Month USD Libor+540 basis points), 4/15/2031[2,3,7]	683,098
1,000,000	Series 2015-22A, Class ER, 8.868% (3-Month USD Libor+865 basis points), 4/20/2031[2,3,7]	909,070
500,000	Series 2015-20A, Class DR, 5.930% (3-Month USD Libor+570 basis points), 7/16/2031[2,3,7]	463,682
250,000	Series 2019-32A, Class E, 6.968% (3-Month USD Libor+675 basis points), 1/20/2033[2,3,7]	248,270
1,000,000	Ares LVI CLO Ltd. Series 2020-56A, Class D2, 5.214% (3-Month USD Libor+500 basis points), 10/25/2031[2,3,7]	1,005,085
3,000,000	ARES XLVII CLO Ltd. Series 2018-47A, Class D, 2.937% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,7]	2,867,128
	Ballyrock CLO Ltd.
500,000	Series 2018-1A, Class D, 6.018% (3-Month USD Libor+580 basis points), 4/20/2031[2,3,7]	478,220
1,000,000	Series 2019-1A, Class D, 7.037% (3-Month USD Libor+680 basis points), 7/15/2032[2,3,7]	992,078
	Bardot CLO Ltd.
750,000	Series 2019-2A, Class D, 4.016% (3-Month USD Libor+380 basis points), 10/22/2032[2,3,7]	751,365
1,000,000	Series 2019-2A, Class E, 7.166% (3-Month USD Libor+695 basis points), 10/22/2032[2,3,7]	987,075
	Barings CLO Ltd.
1,500,000	Series 2013-IA, Class DR, 2.768% (3-Month USD Libor+255 basis points), 1/20/2028[2,3,7]	1,468,658
1,000,000	Series 2018-2A, Class C, 2.937% (3-Month USD Libor+270 basis points), 4/15/2030[2,3,7]	985,721
1,000,000	Series 2019-1A, Class E, 6.917% (3-Month USD Libor+668 basis points), 4/15/2031[2,3,7]	987,887

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,250,000	Series 2019-3A, Class E, 6.998% (3-Month USD Libor+678 basis points), 4/20/2031[2,3,7]	$2,236,956
	Battalion CLO Ltd.
2,000,000	Series 2016-10A, Class CR, 3.665% (3-Month USD Libor+345 basis points), 1/24/2029[2,3,7]	1,986,523
3,500,000	Series 2020-18A, Class A1, 2.035% (3-Month USD Libor+180 basis points), 10/15/2032[2,3,7]	3,513,206
750,000	Series 2019-16A, Class D, 4.578% (3-Month USD Libor+436 basis points), 12/19/2032[2,3,7]	754,064
500,000	Series 2020-15A, Class A1, 1.568% (3-Month USD Libor+135 basis points), 1/17/2033[2,3,7]	500,384
82,473	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.457%, 7/25/2034[2,8]	77,450
	Benefit Street Partners CLO Ltd.
1,175,000	Series 2014-IVA, Class A1RR, 1.468% (3-Month USD Libor+125 basis points), 1/20/2029[2,3,7]	1,176,466
1,610,000	Series 2014-IVA, Class CRR, 4.018% (3-Month USD Libor+380 basis points), 1/20/2029[2,3,7]	1,589,680
500,000	Series 2018-5BA, Class C, 3.148% (3-Month USD Libor+293 basis points), 4/20/2031[2,3,7]	470,829
500,000	Series 2018-14A, Class E, 5.568% (3-Month USD Libor+535 basis points), 4/20/2031[2,3,7]	455,536
500,000	Series 2018-5BA, Class D, 6.168% (3-Month USD Libor+595 basis points), 4/20/2031[2,3,7]	465,912
875,000	BlueMountain CLO Ltd. Series 2019-25A, Class E, 6.937% (3-Month USD Libor+670 basis points), 7/15/2032[2,3,7]	862,037
	BMW Vehicle Owner Trust
348,982	Series 2018-A, Class A3, 2.350%, 4/25/2022[2]	349,895
330,859	Series 2019-A, Class A2, 2.050%, 5/25/2022[2]	331,667
1,526,946	Series 2020-A, Class A2, 0.390%, 2/27/2023[2]	1,528,465
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.368% (3-Month USD Libor+115 basis points), 10/20/2029[2,3,7]	622,431
	Canadian Pacer Auto Receivables Trust
296,061	Series 2019-1A, Class A2, 2.780%, 3/21/2022[2,7]	296,581
825,147	Series 2020-1A, Class A2A, 1.770%, 11/21/2022[2,7]	829,771
	Capital One Prime Auto Receivables Trust
231,449	Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	231,937
1,009,247	Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	1,012,656

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Carbone Clo Ltd. Series 2017-1A, Class A1, 1.358% (3-Month USD Libor+114 basis points), 1/20/2031[2,3,7]	$3,001,836
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class CR, 2.467% (3-Month USD Libor+225 basis points), 4/27/2027[2,3,7]	483,216
	CarMax Auto Owner Trust
4,702,737	Series 2020-4, Class A1, 0.242%, 10/15/2021[2]	4,702,831
211,120	Series 2017-3, Class A3, 1.970%, 4/15/2022[2]	211,472
3,670,379	Series 2020-2, Class A2A, 1.750%, 1/17/2023[2]	3,688,984
5,111,655	Series 2020-1, Class A2, 1.870%, 4/17/2023[2]	5,147,227
5,500,000	Series 2020-4, Class A2, 0.310%, 1/16/2024[2]	5,503,382
	Carvana Auto Receivables Trust
265,389	Series 2019-4A, Class A2, 2.200%, 7/15/2022[2,7]	265,767
825,232	Series 2019-3A, Class A3, 2.340%, 6/15/2023[2,7]	830,020
500,000	Cedar Funding CLO Ltd. Series 2016-6A, Class DR, 3.218% (3-Month USD Libor+300 basis points), 10/20/2028[2,3,7]	489,619
1,400,000	CIFC European Funding CLO III DAC Series 3X, Class D, 0.000% (3-Month EUR Libor+360 basis points), 1/15/2034[2,3,9]	1,710,237
	CIFC Funding Ltd.
2,000,000	Series 2015-3A, Class AR, 1.088% (3-Month USD Libor+87 basis points), 4/19/2029[2,3,7]	1,991,646
1,250,000	Series 2014-4RA, Class A1A, 1.348% (3-Month USD Libor+113 basis points), 10/17/2030[2,3,7]	1,247,298
756,000	Series 2018-1A, Class B, 1.618% (3-Month USD Libor+140 basis points), 4/18/2031[2,3,7]	748,747
3,500,000	Series 2013-3RA, Class A1, 1.195% (3-Month USD Libor+98 basis points), 4/24/2031[2,3,7]	3,476,028
500,000	Series 2019-5A, Class D, 7.077% (3-Month USD Libor+684 basis points), 10/15/2032[2,3,7]	500,831
	Citigroup Mortgage Loan Trust
728,799	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[2,7,8]	743,408
434,918	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[2,7,8]	442,760
	CNH Equipment Trust
156,290	Series 2019-B, Class A2, 2.550%, 9/15/2022[2]	156,539
1,579,454	Series 2020-A, Class A2, 1.080%, 7/17/2023[2]	1,585,038
1,250,000	Cook Park CLO Ltd. Series 2018-1A, Class E, 5.618% (3-Month USD Libor+540 basis points), 4/17/2030[2,3,7]	1,187,317

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Cumberland Park CLO Ltd. Series 2015-2A, Class ER, 5.868% (3-Month USD Libor+565 basis points), 7/20/2028[2,3,7]	$1,447,987
5,014,746	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[2,7]	5,015,553
1,082,439	DLL LLC Series 2019-DA1, Class A3, 2.890%, 4/20/2023[2,7]	1,096,962
	Dryden CLO Ltd.
250,000	Series 2018-64A, Class F, 7.368% (3-Month USD Libor+715 basis points), 4/18/2031[2,3,7]	210,440
1,000,000	Series 2018-57A, Class D, 2.771% (3-Month USD Libor+255 basis points), 5/15/2031[2,3,7]	946,226
1,550,000	Series 2019-72A, Class D, 3.921% (3-Month USD Libor+370 basis points), 5/15/2032[2,3,7]	1,551,899
2,800,000	Series 2019-68A, Class A, 1.547% (3-Month USD Libor+131 basis points), 7/15/2032[2,3,7]	2,804,320
	Dryden Senior Loan Fund
1,505,000	Series 2012-25A, Class DRR, 3.237% (3-Month USD Libor+300 basis points), 10/15/2027[2,3,7]	1,456,200
500,000	Series 2017-54A, Class E, 6.418% (3-Month USD Libor+620 basis points), 10/19/2029[2,3,7]	478,896
1,000,000	Series 2016-45A, Class DR, 3.387% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	984,987
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.718% (3-Month USD Libor+250 basis points), 1/20/2030[2,3,7]	1,440,150
250,000	Series 2014-1RA, Class E, 5.937% (3-Month USD Libor+570 basis points), 7/15/2030[2,3,7]	237,522
1,000,000	Series 2018-1A, Class D, 3.437% (3-Month USD Libor+320 basis points), 10/15/2030[2,3,7]	987,865
1,500,000	Series 2019-1A, Class E, 6.987% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	1,502,993
1,000,000	Series 2020-2A, Class D, 4.290% (3-Month USD Libor+410 basis points), 10/15/2032[2,3,7]	1,007,997
1,000,000	Series 2020-2A, Class E, 7.510% (3-Month USD Libor+732 basis points), 10/15/2032[2,3,7]	1,008,809
	Flatiron CLO Ltd.
2,000,000	Series 2020-1A, Class D, 4.038% (3-Month USD Libor+379 basis points), 11/20/2033[2,3,7]	2,017,928
1,500,000	Series 2020-1A, Class E, 8.098% (3-Month USD Libor+785 basis points), 11/20/2033[2,3,7]	1,508,777

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,500,000	Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.980%, 6/15/2022[2]	$3,544,790
	Ford Credit Auto Owner Trust
321,524	Series 2017-C, Class A3, 2.010%, 3/15/2022[2]	321,893
1,178,174	Series 2020-A, Class A2, 1.030%, 10/15/2022[2]	1,181,482
3,250,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class A1R, 1.435% (3-Month USD Libor+122 basis points), 7/24/2030[2,3,7]	3,251,349
	GM Financial Automobile Leasing Trust
1,415,118	Series 2020-1, Class A2A, 1.670%, 4/20/2022[2]	1,421,961
1,024,000	Series 2019-3, Class A3, 2.030%, 6/20/2022[2]	1,031,729
3,547,428	Series 2020-2, Class A2A, 0.710%, 10/20/2022[2]	3,559,017
	GM Financial Consumer Automobile Receivables Trust
396,520	Series 2017-3A, Class A3, 1.970%, 5/16/2022[2,7]	397,170
1,152,346	Series 2019-4, Class A2A, 1.840%, 11/16/2022[2]	1,156,863
1,672,879	Series 2020-1, Class A2, 1.830%, 1/17/2023[2]	1,679,465
779,230	Series 2020-2, Class A2A, 1.500%, 3/16/2023[2]	782,750
6,408,661	Series 2020-3, Class A2, 0.350%, 7/17/2023[2]	6,412,795
2,006,034	Series 2018-4, Class A3, 3.210%, 10/16/2023[2]	2,044,080
2,250,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-4A, Class C, 2.915% (3-Month USD Libor+270 basis points), 4/24/2031[2,3,7]	2,253,972
500,000	GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class ER2, 5.873% (3-Month USD Libor+566 basis points), 10/29/2029[2,3,7]	479,288
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.737% (3-Month USD Libor+250 basis points), 4/15/2031[2,3,7]	1,856,465
1,717,000	Grippen Park CLO Ltd. Series 2017-1A, Class A, 1.478% (3-Month USD Libor+126 basis points), 1/20/2030[2,3,7]	1,717,431
	Highbridge Loan Management Ltd.
850,000	Series 7A-2015, Class CR, 1.921% (3-Month USD Libor+170 basis points), 3/15/2027[2,3,7]	834,244
1,500,000	Series 7A-2015, Class DR, 2.621% (3-Month USD Libor+240 basis points), 3/15/2027[2,3,7]	1,450,061
500,000	Series 2013-2A, Class DR, 6.818% (3-Month USD Libor+660 basis points), 10/20/2029[2,3,7]	464,566
1,000,000	Series 5A-2015, Class DRR, 3.387% (3-Month USD Libor+315 basis points), 10/15/2030[2,3,7]	940,748

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Series 5A-2015, Class ERR, 6.237% (3-Month USD Libor+600 basis points), 10/15/2030[2,3,7]	$923,667
1,000,000	Series 6A-2015, Class CR, 2.725% (3-Month USD Libor+250 basis points), 2/5/2031[2,3,7]	922,571
600,000	Home Partners of America Trust Series 2017-1, Class C, 1.703% (1-Month USD Libor+155 basis points), 7/17/2034[3,7]	600,325
	Honda Auto Receivables Owner Trust
6,755,145	Series 2020-1, Class A2, 1.630%, 10/21/2022[2]	6,798,378
1,238,216	Series 2020-2, Class A2, 0.740%, 11/15/2022[2]	1,241,090
2,220,000	Series 2019-3, Class A3, 1.780%, 8/15/2023[2]	2,256,805
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.237% (3-Month USD Libor+300 basis points), 10/15/2030[2,3,7]	1,211,931
500,000	Series 15A-19, Class E, 6.816% (3-Month USD Libor+660 basis points), 7/22/2032[2,3,7]	477,938
	Hyundai Auto Lease Securitization Trust
369,677	Series 2019-B, Class A2, 2.080%, 12/15/2021[2,7]	370,440
2,301,897	Series 2020-A, Class A2, 1.900%, 5/16/2022[2,7]	2,312,957
1,350,000	John Deere Owner Trust Series 2020-B, Class A2, 0.410%, 3/15/2023[2]	1,351,380
3,000,000	Kayne CLO 8 Ltd. Series 2020-8A, Class A1, 1.945% (3-Month USD Libor+170 basis points), 7/15/2031[2,3,7]	3,012,177
550,000	Limerock CLO LLC Series 2014-3A, Class D, 5.368% (3-Month USD Libor+515 basis points), 10/20/2026[2,3,7]	503,998
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 2.366% (3-Month USD Libor+215 basis points), 1/22/2028[2,3,7]	796,776
2,000,000	Series 2015-19A, Class DR, 4.566% (3-Month USD Libor+435 basis points), 1/22/2028[2,3,7]	1,878,951
1,000,000	Series 2018-27A, Class C, 2.818% (3-Month USD Libor+260 basis points), 4/20/2030[2,3,7]	955,137
1,875,000	Series 2019-35A, Class D, 3.818% (3-Month USD Libor+360 basis points), 4/20/2031[2,3,7]	1,878,128
	Magnetite Ltd.
579,000	Series 2015-16A, Class C1R, 1.818% (3-Month USD Libor+160 basis points), 1/18/2028[2,3,7]	572,118
1,250,000	Series 2015-16A, Class DR, 2.368% (3-Month USD Libor+215 basis points), 1/18/2028[2,3,7]	1,215,360

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2019-22A, Class E, 6.987% (3-Month USD Libor+675 basis points), 4/15/2031[2,3,7]	$500,246
1,500,000	Series 2016-17A, Class DR, 3.118% (3-Month USD Libor+290 basis points), 7/20/2031[2,3,7]	1,468,040
250,000	Series 2015-12A, Class DR, 3.237% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	246,410
750,000	Series 2020-28A, Class E, 7.297% (3-Month USD Libor+708 basis points), 10/25/2031[2,3,7]	750,077
1,000,000	Series 2019-24A, Class E, 7.187% (3-Month USD Libor+695 basis points), 1/15/2033[2,3,7]	1,004,234
2,000,000	Mariner CLO LLC Series 2016-3A, Class DR2, 3.109% (3-Month USD Libor+290 basis points), 7/23/2029[2,3,7]	1,929,798
	Mercedes-Benz Auto Lease Trust
6,425,000	Series 2020-B, Class A2, 0.310%, 2/15/2023[2]	6,429,562
2,410,000	Series 2018-B, Class A4, 3.310%, 7/15/2024[2]	2,425,988
	MMAF Equipment Finance LLC
1,300,000	Series 2020-BA, Class A2, 0.380%, 8/14/2023[2,7]	1,301,308
1,950,000	Series 2020-A, Class A2, 0.740%, 4/9/2024[2,7]	1,957,662
2,500,000	Mountain View CLO LLC Series 2016-1A, Class DR, 3.929% (3-Month USD Libor+370 basis points), 4/14/2033[2,3,7]	2,410,134
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 2.074% (3-Month USD Libor+185 basis points), 10/13/2027[2,3,7]	489,463
1,250,000	Series 2019-1A, Class D, 4.287% (3-Month USD Libor+405 basis points), 4/15/2029[2,3,7]	1,256,253
2,625,000	Series 2019-2A, Class D, 4.607% (3-Month USD Libor+437 basis points), 1/15/2033[2,3,7]	2,631,462
	Nationstar HECM Loan Trust
427,497	Series 2019-1A, Class A, 2.651%, 6/25/2029[2,7,8]	428,691
1,117,876	Series 2019-2A, Class A, 2.272%, 11/25/2029[2,7,8]	1,121,928
	Neuberger Berman CLO Ltd.
2,150,000	Series 2017-16SA, Class D, 2.737% (3-Month USD Libor+250 basis points), 1/15/2028[2,3,7]	2,098,962
750,000	Series 2014-18A, Class CR2, 3.209% (3-Month USD Libor+300 basis points), 10/21/2030[2,3,7]	729,064
	Neuberger Berman Loan Advisers CLO Ltd.
1,500,000	Series 2018-27A, Class D, 2.837% (3-Month USD Libor+260 basis points), 1/15/2030[2,3,7]	1,462,230

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Series 2018-27A, Class E, 5.437% (3-Month USD Libor+520 basis points), 1/15/2030[2,3,7]	$472,290
500,000	Series 2018-30A, Class E, 6.968% (3-Month USD Libor+675 basis points), 1/20/2031[2,3,7]	501,239
1,000,000	Series 2018-29A, Class E, 5.818% (3-Month USD Libor+560 basis points), 10/19/2031[2,3,7]	954,667
2,000,000	Series 2020-38A, Class E, 7.730% (3-Month USD Libor+750 basis points), 10/20/2032[2,3,7]	2,018,029
1,250,000	Series 2019-35A, Class D, 3.918% (3-Month USD Libor+370 basis points), 1/19/2033[2,3,7]	1,253,269
1,900,000	Series 2019-34A, Class D, 4.418% (3-Month USD Libor+420 basis points), 1/20/2033[2,3,7]	1,919,000
1,000,000	Series 2020-36A, Class D, 4.368% (3-Month USD Libor+415 basis points), 4/20/2033[2,3,7]	1,000,694
1,047,561	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[2,7,8]	1,069,461
1,000,000	Newark BSL CLO Ltd. Series 2016-1A, Class CR, 3.217% (3-Month USD Libor+300 basis points), 12/21/2029[2,3,7]	996,789
	Nissan Auto Lease Trust
2,893,275	Series 2020-A, Class A2A, 1.800%, 5/16/2022[2]	2,906,900
2,935,000	Series 2020-A, Class A3, 1.840%, 1/17/2023[2]	2,979,662
	Nissan Auto Receivables Owner Trust
162,053	Series 2017-C, Class A3, 2.120%, 4/18/2022[2]	162,478
1,608,895	Series 2020-A, Class A2, 1.450%, 12/15/2022[2]	1,617,283
	OBX Trust
2,839,994	Series 2018-EXP1, Class 2A1, 0.998% (1-Month USD Libor+85 basis points), 4/25/204[82,3,7]	2,860,323
2,208,974	Series 2020-INV1, Class A11, 1.048% (1-Month USD Libor+90 basis points), 12/25/2049[2,3,7]	2,217,065
417,292	Series 2019-EXP1, Class 2A1A, 1.098% (1-Month USD Libor+95 basis points), 1/25/2059[2,3,7]	417,814
374,130	Series 2019-EXP2, Class 2A1A, 1.048% (1-Month USD Libor+90 basis points), 6/25/2059[2,3,7]	374,816
2,085,000	OCP CLO Ltd. Series 2015-8A, Class BR, 2.068% (3-Month USD Libor+185 basis points), 4/17/2027[2,3,7]	2,087,226
	Octagon Investment Partners Ltd.
500,000	Series 2017-1A, Class E, 6.518% (3-Month USD Libor+630 basis points), 7/20/2030[2,3,7]	494,006
750,000	Series 2020-2A, Class D, 4.849% (3-Month USD Libor+460 basis points), 7/15/2033[2,3,7]	753,104

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OHA Credit Funding Ltd.
$1,000,000	Series 2019-2A, Class E, 5.709% (3-Month USD Libor+550 basis points), 4/21/2031[2,3,7]	$936,270
1,750,000	Series 2019-4A, Class D, 3.966% (3-Month USD Libor+375 basis points), 10/22/2032[2,3,7]	1,759,257
750,000	OHA Credit Partners Ltd. Series 2015-11A, Class DR, 3.168% (3-Month USD Libor+295 basis points), 1/20/2032[2,3,7]	735,970
292,140	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[2,7]	293,601
1,250,000	Regatta Funding Ltd. Series 2019-2A, Class D, 4.137% (3-Month USD Libor+390 basis points), 1/15/2033[2,3,7]	1,253,391
	Rockford Tower CLO Ltd.
2,000,000	Series 2017-3A, Class A, 1.408% (3-Month USD Libor+119 basis points), 10/20/2030[2,3,7]	2,004,271
2,000,000	Series 2018-1A, Class A, 1.324% (3-Month USD Libor+110 basis points), 5/20/2031[2,3,7]	1,990,071
	TCI-Flatiron CLO Ltd.
750,000	Series 2018-1A, Class D, 3.913% (3-Month USD Libor+370 basis points), 1/29/2032[2,3,7]	753,736
1,000,000	Series 2018-1A, Class E, 6.813% (3-Month USD Libor+660 basis points), 1/29/2032[2,3,7]	985,409
	Tesla Auto Lease Trust
1,642,725	Series 2019-A, Class A2, 2.130%, 4/20/2022[2,7]	1,658,017
4,250,000	Series 2019-A, Class A3, 2.160%, 10/20/2022[2,7]	4,343,496
2,466,895	Series 2020-A, Class A2, 0.550%, 5/22/2023[2,7]	2,471,700
	TICP CLO Ltd.
750,000	Series 2016-5A, Class ER, 5.968% (3-Month USD Libor+575 basis points), 7/17/2031[2,3,7]	720,204
750,000	Series 2020-15A, Class A, 1.498% (3-Month USD Libor+128 basis points), 4/20/2033[2,3,7]	750,968
1,000,000	Upland CLO Ltd. Series 2016-1A, Class CR, 3.118% (3-Month USD Libor+290 basis points), 4/20/2031[2,3,7]	942,841
	Volkswagen Auto Loan Enhanced Trust
3,718,590	Series 2018-1, Class A3, 3.020%, 11/21/2022[2]	3,763,061
2,500,568	Series 2020-1, Class A2A, 0.930%, 12/20/2022[2]	2,507,090
	Voya CLO Ltd.
1,000,000	Series 2015-1A, Class A1R, 1.118% (3-Month USD Libor+90 basis points), 1/18/2029[2,3,7]	999,142

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Series 2015-1A, Class CR, 2.568% (3-Month USD Libor+235 basis points), 1/18/2029[2,3,7]	$1,865,084
620,000	Series 2017-2A, Class A1, 1.447% (3-Month USD Libor+121 basis points), 6/7/2030[2,3,7]	620,003
750,000	Series 2013-1A, Class CR, 3.187% (3-Month USD Libor+295 basis points), 10/15/2030[2,3,7]	702,468
500,000	Series 2016-1A, Class DR, 5.468% (3-Month USD Libor+525 basis points), 1/20/2031[2,3,7]	452,792
1,000,000	Series 2013-2A, Class CR, 2.965% (3-Month USD Libor+275 basis points), 4/25/2031[2,3,7]	958,378
675,000	Series 2018-2A, Class E, 5.487% (3-Month USD Libor+525 basis points), 7/15/2031[2,3,7]	628,079
2,000,000	Series 2020-2A, Class E, 8.035% (3-Month USD Libor+785 basis points), 7/19/2031[2,3,7]	2,003,191
1,000,000	Series 2018-3A, Class A1A, 1.387% (3-Month USD Libor+115 basis points), 10/15/2031[2,3,7]	998,805
750,000	Series 2018-3A, Class D, 3.237% (3-Month USD Libor+300 basis points), 10/15/2031[2,3,7]	733,038
1,000,000	Series 2018-4A, Class D, 3.837% (3-Month USD Libor+360 basis points), 1/15/2032[2,3,7]	1,001,143
1,750,000	Series 2018-4A, Class E, 6.537% (3-Month USD Libor+630 basis points), 1/15/2032[2,3,7]	1,729,339
1,500,000	Voya Euro CLO II DAC Series 2X, Class E, 5.900% (3-Month EUR Libor+590 basis points), 7/15/2032[2,3]	1,810,219
290,413	West CLO Ltd. Series 2014-2A, Class A1BR, 2.724%, 1/16/2027[2,7]	289,951
1,000,000	Westcott Park CLO Ltd. Series 2016-1A, Class ER, 6.618% (3-Month USD Libor+640 basis points), 7/20/2028[2,3,7]	995,573
	World Omni Auto Receivables Trust
111,199	Series 2019-B, Class A2, 2.630%, 6/15/2022[2]	111,301
827,922	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	830,484
2,487,624	Series 2020-A, Class A2, 1.710%, 11/15/2022[2]	2,510,229
5,000,000	Series 2020-B, Class A2A, 0.550%, 7/17/2023[2]	5,009,555
5,000,000	Series 2020-C, Class A2, 0.350%, 12/15/2023[2]	5,005,150
	World Omni Automobile Lease Securitization Trust
714,607	Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	718,558
2,250,000	Series 2019-B, Class A3, 2.030%, 11/15/2022[2]	2,288,390
3,750,000	Series 2018-B, Class A4, 3.300%, 3/15/2024[2]	3,784,297

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	York CLO Ltd.
$2,375,000	Series 2016-1A, Class AR, 1.468% (3-Month USD Libor+125 basis points), 10/20/2029[2,3,7]	$2,379,745
1,250,000	Series 2016-1A, Class DR, 3.818% (3-Month USD Libor+360 basis points), 10/20/2029[2,3,7]	1,251,595
2,000,000	Series 2018-1A, Class D, 3.566% (3-Month USD Libor+335 basis points), 10/22/2031[2,3,7]	1,997,217
1,875,000	Series 2019-1A, Class A1, 1.566% (3-Month USD Libor+135 basis points), 7/22/2032[2,3,7]	1,876,118
	Total Asset-Backed Securities
	(Cost $297,930,099)	302,550,413
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
1,000,000	AIMCO CLO Series Series 2015-AA, Class ER, 5.437% (3-Month USD Libor+520 basis points), 1/15/2028[2,3,7]	970,241
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.115% (1-Month USD Libor+95.6 basis points), 11/15/2034[3,7]	2,493,678
2,000,000	Series 2017-DELC, Class A, 1.009% (1-Month USD Libor+85 basis points), 8/15/2036[3,7]	1,982,138
1,548,000	Series 2018-TALL, Class A, 0.881% (1-Month USD Libor+72.2 basis points), 3/15/2037[3,7]	1,524,918
1,000,000	Series 2018-TALL, Class B, 1.130% (1-Month USD Libor+97.1 basis points), 3/15/2037[3,7]	980,339
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 0.989% (1-Month USD Libor+83 basis points), 12/15/2036[2,3,7]	1,180,675
2,000,000	Series 2019-SST2, Class A, 1.079% (1-Month USD Libor+92 basis points), 12/15/2036[2,3,7]	2,004,352
750,000	Series 2018-TBR, Class B, 1.309% (1-Month USD Libor+115 basis points), 12/15/2036[2,3,7]	712,109
	CORE Mortgage Trust
1,485,000	Series 2019-CORE, Class A, 1.039% (1-Month USD Libor+88 basis points), 12/15/2031[3,7]	1,482,109
1,100,000	Series 2019-CORE, Class B, 1.259% (1-Month USD Libor+110 basis points), 12/15/2031[3,7]	1,093,988
1,495,000	CSMC Series 2017-TIME, Class B, 3.653%, 11/13/2039[7,8]	1,247,914
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.690%, 5/28/2035[2,8]	817,886
88,487	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[2,7]	89,261

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,838,990	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 1.103% (1-Month USD Libor+95 basis points), 7/5/2033[2,3,7]	$1,780,372
57,474	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[2,8]	57,188
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[2,7,8]	516,715
3,706,669	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[7]	3,739,711
	Total Commercial Mortgage-Backed Securities
	(Cost $22,626,272)	22,673,594
	CORPORATE — 29.2%
	BASIC MATERIALS — 1.6%
800,000	Clearwater Paper Corp. 4.750%, 8/15/2028[2,7]	829,500
650,000	Freeport-McMoRan, Inc. 5.000%, 9/1/2027[2]	691,288
605,000	Georgia-Pacific LLC 0.625%, 5/15/2024[7]	607,387
500,000	H.B. Fuller Co. 4.250%, 10/15/2028[2]	513,437
750,000	Huntsman International LLC 4.500%, 5/1/2029[2]	865,216
1,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.250%, 12/15/2025[2,7]	1,021,350
	Methanex Corp.
340,000	4.250%, 12/1/2024[2,4]	359,227
1,000,000	5.250%, 12/15/2029[2,4]	1,085,595
1,000,000	NOVA Chemicals Corp. 5.250%, 6/1/2027[2,4,7]	1,066,770
	Nucor Corp.
1,835,000	4.000%, 8/1/2023[2]	1,984,217
1,370,000	2.700%, 6/1/2030[2]	1,508,136
255,000	OCI N.V. 4.625%, 10/15/2025[2,4,7]	265,040
360,000	Valvoline, Inc. 3.625%, 6/15/2031[2,7]	370,712
		11,167,875
	COMMUNICATIONS — 2.2%
680,000	Alphabet, Inc. 1.100%, 8/15/2030[2]	670,526

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$510,000	Cablevision Lightpath LLC 3.875%, 9/15/2027[2,7]	$513,825
1,500,000	CenturyLink, Inc. 4.000%, 2/15/2027[2,7]	1,550,805
350,000	Cox Communications, Inc. 1.800%, 10/1/2030[2,7]	349,897
3,000,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[2]	3,117,648
700,000	Match Group, Inc. 4.625%, 6/1/2028[2,7]	735,000
980,000	Nexstar Broadcasting, Inc. 4.750%, 11/1/2028[2,7]	1,027,162
750,000	Scripps Escrow, Inc. 5.875%, 7/15/2027[2,7]	784,463
1,500,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 9/20/2029[7]	1,740,000
95,000	Switch Ltd. 3.750%, 9/15/2028[2,7]	96,603
1,500,000	T-Mobile USA, Inc. 2.550%, 2/15/2031[2,7]	1,576,980
1,000,000	ViaSat, Inc. 6.500%, 7/15/2028[2,7]	1,083,755
503,000	Virgin Media Secured Finance PLC 5.500%, 5/15/2029[2,4,7]	545,926
1,350,000	VZ Vendor Financing II B.V. 2.875%, 1/15/2029[2]	1,646,683
		15,439,273
	CONSUMER, CYCLICAL — 6.4%
310,000	Allison Transmission, Inc. 3.750%, 1/30/2031[2,7]	317,750
810,000	American Honda Finance Corp. 0.650%, 9/8/2023	815,386
2,875,000	Aptiv Corp. 4.150%, 3/15/2024[2]	3,166,229
	BMW U.S. Capital LLC
950,000	3.150%, 4/18/2024[2,7]	1,024,679
2,300,000	3.900%, 4/9/2025[2,7]	2,590,377
1,700,000	BorgWarner, Inc. 2.650%, 7/1/2027[2]	1,828,848

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$1,600,000	Choice Hotels International, Inc. 3.700%, 1/15/2031[2]	$1,775,032
	Daimler Finance North America LLC
700,000	2.550%, 8/15/2022[7]	724,207
2,550,000	2.125%, 3/10/2025[7]	2,681,353
1,000,000	Dana, Inc. 5.625%, 6/15/2028[2]	1,078,365
1,000,000	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.750%, 10/20/2028[4,7]	1,092,323
	Ford Motor Co.
765,000	9.000%, 4/22/2025[2]	941,053
730,000	9.625%, 4/22/2030[2]	1,031,384
	General Motors Co.
1,400,000	6.125%, 10/1/2025[2]	1,699,226
895,000	5.000%, 10/1/2028[2]	1,065,249
780,000	General Motors Financial Co., Inc. 1.700%, 8/18/2023	800,546
215,000	H&E Equipment Services, Inc. 3.875%, 12/15/2028[2,7]	216,888
800,000	Harley-Davidson Financial Services, Inc. 3.350%, 6/8/2025[2,7]	867,087
580,000	Hyundai Capital America 1.170% (3-Month USD Libor+94 basis points), 7/8/2021[3,7]	580,832
1,000,000	International Game Technology PLC 5.250%, 1/15/2029[2,4,7]	1,079,105
475,000	KB Home 4.800%, 11/15/2029[2]	522,203
1,000,000	Lions Gate Capital Holdings LLC 6.375%, 2/1/2024[2,7]	1,028,115
620,000	Michaels Stores, Inc. 4.750%, 10/1/2027[2,7]	636,430
1,500,000	Nissan Motor Co., Ltd. 4.345%, 9/17/2027[2,4,7]	1,658,031
1,650,000	Nordstrom, Inc. 8.750%, 5/15/2025[2,7]	1,850,031
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	115,945
	Ross Stores, Inc.
315,000	0.875%, 4/15/2026[2]	315,199
3,000,000	4.700%, 4/15/2027[2]	3,543,879

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$315,000	1.875%, 4/15/2031[2]	$316,635
	Sally Holdings LLC / Sally Capital, Inc.
180,000	8.750%, 4/30/2025[2,7]	200,475
770,000	5.625%, 12/1/2025[2]	792,330
445,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[2,7]	458,350
90,000	Taylor Morrison Communities, Inc. 5.125%, 8/1/2030[2,7]	100,969
2,026,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	2,133,793
750,000	TRI Pointe Group, Inc. 5.250%, 6/1/2027[2]	818,295
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[2,7]	1,068,750
770,000	VF Corp. 2.400%, 4/23/2025[2]	821,696
	Volkswagen Group of America Finance LLC
795,000	2.700%, 9/26/2022[7]	824,602
300,000	0.750%, 11/23/2022[7]	301,028
300,000	0.875%, 11/22/2023[7]	301,839
750,000	Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/2026[2,7]	777,656
		43,962,170
	CONSUMER, NON-CYCLICAL — 4.5%
1,260,000	AbbVie, Inc. 2.300%, 11/21/2022	1,306,742
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 2/15/2028[2,7]	1,089,880
1,000,000	ASGN, Inc. 4.625%, 5/15/2028[2,7]	1,041,690
505,000	Biogen, Inc. 2.250%, 5/1/2030[2]	527,756
3,000,000	Block Financial LLC 3.875%, 8/15/2030[2]	3,241,695
	Bristol-Myers Squibb Co.
290,000	0.750%, 11/13/2025[2]	292,123
290,000	1.125%, 11/13/2027[2]	293,077
290,000	1.450%, 11/13/2030[2]	291,543
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[2]	2,849,647

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$335,000	Centene Corp. 3.000%, 10/15/2030[2]	$355,485
500,000	DaVita, Inc. 3.750%, 2/15/20312,7	508,618
825,000	Emergent BioSolutions, Inc. 3.875%, 8/15/2028[2,7]	855,834
1,395,000	Fresenius Medical Care U.S. Finance III, Inc. 2.375%, 2/16/2031[2,7]	1,418,849
415,000	General Mills, Inc. 4.000%, 4/17/2025[2]	469,338
1,985,000	Humana, Inc. 4.500%, 4/1/2025[2]	2,281,438
	Johnson & Johnson
345,000	0.550%, 9/1/2025[2]	346,644
690,000	0.950%, 9/1/2027[2]	693,563
1,665,000	1.300%, 9/1/2030[2]	1,672,824
1,495,000	Perrigo Finance Unlimited Co. 3.150%, 6/15/2030[2,4]	1,600,140
2,685,000	Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/2030[2]	2,647,152
2,950,000	Stryker Corp. 1.150%, 6/15/2025[2]	3,011,289
330,000	United Rentals, Inc. 3.875%, 2/15/2031[2]	346,805
1,395,000	Universal Health Services, Inc. 2.650%, 10/15/2030[2,7]	1,450,785
2,450,000	Zimmer Biomet Holdings, Inc. 3.550%, 4/1/2025[2]	2,708,304
		31,301,221
	ENERGY — 1.7%
130,000	Cheniere Energy, Inc. 4.625%, 10/15/20282,7	136,662
	Enable Midstream Partners LP
400,000	4.950%, 5/15/2028[2]	413,726
340,000	4.150%, 9/15/2029[2]	338,623
	MPLX LP
345,000	1.750%, 3/1/2026[2]	357,219
2,500,000	2.650%, 8/15/2030[2]	2,622,932
	Phillips 66
2,565,000	0.900%, 2/15/2024[2]	2,573,344

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$290,000	1.300%, 2/15/2026[2]	$295,154
1,500,000	Plains All American Pipeline LP / PAA Finance Corp. 3.550%, 12/15/2029[2]	1,571,911
3,000,000	Valero Energy Corp. 1.200%, 3/15/2024	3,029,631
		11,339,202
	FINANCIAL — 2.6%
1,490,000	Affiliated Managers Group, Inc. 3.300%, 6/15/2030[2]	1,619,757
1,750,000	Bank of America Corp. 2.738% (3-Month USD Libor+37 basis points), 1/23/2022[2,8]	1,752,144
840,000	Compass Group Diversified Holdings LLC 8.000%, 5/1/2026[2,7]	884,990
750,000	Diversified Healthcare Trust 9.750%, 6/15/2025[2]	852,270
	GLP Capital LP / GLP Financing II, Inc.
1,500,000	5.300%, 1/15/2029[2]	1,749,787
346,000	4.000%, 1/15/2030[2]	376,495
3,000,000	Guardian Life Global Funding 1.250%, 11/19/2027[7]	3,002,013
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.250%, 5/15/2026[2]	1,061,240
	Iron Mountain, Inc.
175,000	5.000%, 7/15/2028[2,7]	186,135
1,000,000	5.250%, 7/15/2030[2,7]	1,081,250
310,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. 3.875%, 2/15/2029[2,7]	317,556
1,500,000	MPT Operating Partnership LP / MPT Finance Corp. 4.625%, 8/1/2029[2]	1,615,080
3,400,000	Toronto-Dominion Bank 1.150%, 6/12/2025[4]	3,473,301
		17,972,018
	INDUSTRIAL — 4.8%
750,000	Amsted Industries, Inc. 4.625%, 5/15/2030[2,7]	787,031
700,000	Berry Global, Inc. 4.500%, 2/15/2026[2,7]	717,063
2,500,000	Carrier Global Corp. 2.722%, 2/15/2030[2]	2,673,207

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[2,7]	$783,750
2,425,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	2,482,863
2,750,000	FedEx Corp. 3.800%, 5/15/2025[2]	3,106,851
1,500,000	Flex Ltd. 4.875%, 5/12/2030[2,4]	1,806,023
505,000	FLIR Systems, Inc. 2.500%, 8/1/2030[2]	530,423
1,499,000	Flowserve Corp. 3.500%, 10/1/2030[2]	1,600,524
720,000	GFL Environmental, Inc. 3.500%, 9/1/2028[2,4,7]	735,451
760,000	Graphic Packaging International LLC 3.500%, 3/1/2029[2,7]	778,525
503,000	Hillenbrand, Inc. 5.750%, 6/15/2025[2]	544,183
1,201,000	L3Harris Technologies, Inc. 3.950%, 5/28/2024[2]	1,324,567
1,134,000	Martin Marietta Materials, Inc. 2.500%, 3/15/2030[2]	1,214,783
1,613,000	Masco Corp. 5.950%, 3/15/2022	1,717,921
2,250,000	Owens Corning 3.875%, 6/1/2030[2]	2,599,022
750,000	Owens-Brockway Glass Container, Inc. 6.625%, 5/13/2027[2,7]	813,281
1,500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[2,7]	1,539,942
580,000	Republic Services, Inc. 0.875%, 11/15/2025[2]	584,661
3,000,000	Schneider Electric S.E. 2.950%, 9/27/2022[4,7]	3,130,890
	Standard Industries, Inc.
180,000	4.375%, 7/15/2030[2,7]	192,828
1,000,000	3.375%, 1/15/2031[2,7]	1,006,250
155,000	Stericycle, Inc. 3.875%, 1/15/2029[2,7]	159,456
	Summit Materials LLC / Summit Materials Finance Corp.
562,000	6.500%, 3/15/2027[2,7]	599,126

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
$375,000	5.250%, 1/15/2029[2,7]	$394,219
1,000,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[2,7]	1,047,500
	WESCO Distribution, Inc.
135,000	7.125%, 6/15/2025[2,7]	148,656
180,000	7.250%, 6/15/2028[2,7]	204,965
		33,223,961
	TECHNOLOGY — 2.3%
1,315,000	Analog Devices, Inc. 2.950%, 4/1/2025[2]	1,436,390
500,000	Apple, Inc. 1.125%, 5/11/2025[2]	514,508
783,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.250%, 1/31/2026[2,7]	803,554
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[2]	3,057,699
2,750,000	Hewlett Packard Enterprise Co. 4.650%, 10/1/2024[2]	3,123,673
	Infor, Inc.
270,000	1.450%, 7/15/2023[2,7]	274,515
270,000	1.750%, 7/15/2025[2,7]	280,702
1,500,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[2,4]	1,623,880
	Microchip Technology, Inc.
755,000	2.670%, 9/1/2023[7]	790,081
810,000	4.250%, 9/1/2025[2,7]	857,143
	NCR Corp.
1,000,000	5.000%, 10/1/2028[2,7]	1,056,875
95,000	5.250%, 10/1/2030[2,7]	102,066
245,000	Oracle Corp. 2.500%, 4/1/2025[2]	263,265
1,000,000	Science Applications International Corp. 4.875%, 4/1/2028[2,7]	1,061,720
	Seagate HDD Cayman
160,000	3.125%, 7/15/2029[2,4,7]	160,317
645,000	3.375%, 7/15/2031[2,4,7]	649,699
		16,056,087

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 3.1%
	AES Corp.
$1,650,000	3.300%, 7/15/2025[2,7]	$1,800,562
1,040,000	3.950%, 7/15/2030[2,7]	1,177,576
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[2]	3,818,507
2,090,000	Berkshire Hathaway Energy Co. 4.050%, 4/15/2025[2,7]	2,369,698
750,000	Calpine Corp. 4.500%, 2/15/2028[2,7]	781,125
2,880,000	Dominion Energy, Inc. 2.715%, 8/15/2021[10]	2,916,228
1,400,000	Exelon Generation Co. LLC 3.250%, 6/1/2025[2]	1,530,008
2,950,000	NiSource, Inc. 0.950%, 8/15/2025[2]	2,969,154
	NRG Energy, Inc.
215,000	5.750%, 1/15/2028[2]	235,291
155,000	3.375%, 2/15/2029[2,7]	158,980
155,000	3.625%, 2/15/2031[2,7]	159,755
3,000,000	Southern Co. 3.700%, 4/30/2030[2]	3,477,525
		21,394,409
	Total Corporate
	(Cost $195,107,817)	201,856,216
	U.S. GOVERNMENT — 6.9%
	United States Treasury Bill
5,000,000	0.074%, 1/12/2021	4,999,965
10,000,000	0.076%, 1/14/2021	9,999,900
9,000,000	0.079%, 1/28/2021	8,999,712
5,000,000	0.075%, 2/9/2021	4,999,825
7,000,000	0.081%, 3/25/2021	6,998,992
12,000,000	0.081%, 4/8/2021	11,997,960
	Total U.S. Government
	(Cost $47,994,946)	47,996,354
	Total Bonds
	(Cost $563,659,134)	575,076,577

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER — 5.3%
$3,750,000	American Electric Power 0.230%, 2/3/2021	$3,749,220
3,000,000	American Honda Finance 0.220%, 2/22/2021	2,998,617
4,000,000	Barclays Bank 0.250%, 4/1/2021	3,997,280
3,000,000	Bemis Company, Inc. 0.190%, 1/7/2021	2,999,934
4,000,000	Church & Dwight Co. 0.190%, 2/24/2021	3,998,484
3,000,000	LVMH Moet Hennessy V 0.150%, 1/20/2021	2,999,829
3,000,000	NiSource, Inc. 0.240%, 1/13/2021	2,999,826
3,750,000	Oglethorpe Power Corp. 0.250%, 2/8/2021	3,749,223
3,750,000	VF Corp. 0.200%, 2/8/2021	3,749,224
3,750,000	Walgreens Boots Alliance, Inc. 0.280%, 2/5/2021	3,748,864
1,450,000	Waste Management, Inc. 0.300%, 7/6/2021	1,447,680
	Total Commercial Paper
	(Cost $36,438,994)	36,438,181

Number of Shares
	SHORT-TERM INVESTMENTS — 5.9%
11,890,892	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[11]	11,890,892
29,149,756	Federated Treasury Obligations Fund - Institutional Class, 0.01%[11]	29,149,756
	Total Short-Term Investments
	(Cost $41,040,648)	41,040,648
	TOTAL INVESTMENTS — 103.1%
	(Cost $701,590,614)	713,476,373
	Liabilities in Excess of Other Assets — (3.1)%	(21,483,412)
	TOTAL NET ASSETS — 100.0%	$691,992,961

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT — (10.1)%
	BONDS — (10.1)%
	U.S. GOVERNMENT — (10.1)%
	United States Treasury Note
$(25,350,000)	1.625%, 2/15/2026	$(26,964,085)
(8,755,000)	0.625%, 3/31/2027	(8,806,296)
(3,059,100)	1.625%, 8/15/2029	(3,271,086)
(28,893,000)	1.500%, 2/15/2030	(30,553,221)
	Total U.S. Government
	(Proceeds $69,848,915)	(69,594,688)
	Total Bonds
	(Proceeds $69,848,915)	(69,594,688)
	Total Securities Sold Short
	(Proceeds $69,848,915)	$(69,594,688)

[1]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[2]	Callable.
[3]	Floating rate security.
[4]	Foreign security denominated in U.S. Dollars.
[5]	All or a portion of the loan is unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $282,695,687 which represents 40.85% of total net assets of the Fund.
[8]	Variable rate security.
[9]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.25% of Net Assets. The total value of these securities is $1,710,237.
[10]	Step rate security.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2020	Unrealized Appreciation (Depreciation)

(100)	U.S. 10 Year Treasury Note	March 2021	$(13,796,875)	$(13,807,813)	$(10,938)

TOTAL FUTURES CONTRACTS			$(13,796,875)	$(13,807,813)	$(10,938)

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SUMMARRY OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	43.7%
Corporate	29.2%
U.S. Government	6.9%
Commercial Mortgage-Backed Securities	3.3%
Total Bonds	83.1%
Bank Loans	8.8%
Commercial Paper	5.3%
Short-Term Investments	5.9%
Total Investments	103.1%
Liabilities in Excess of Other Assets	(3.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $701,590,614)	$713,476,373
Foreign currency, at value (cost $1,556)	1,551
Cash	1,686,685
Cash held by broker for futures contracts	199,701
Cash held by broker for securities sold short and swap contracts	68,217,248
Investment securities sold	6,481,854
Fund shares sold	4,351,643
Interest	2,894,187
Prepaid expenses	29,836
Total assets	797,339,078

Liabilities:
Securities sold short, at value (proceeds $69,848,915)	69,594,688
Unrealized depreciation on open futures contracts	10,938
Investment securities purchased	34,482,769
Fund shares redeemed	307,487
Advisory fees	304,428
Shareholder servicing fees (Note 6)	65,191
Fund administration and accounting fees	105,833
Transfer agent fees and expenses	12,122
Custody fees	12,886
Interest on securities sold short	352,494
Auditing fees	15,275
Commitment fees payable (Note 13)	15,076
Trustees' deferred compensation (Note 3)	6,420
Chief Compliance Officer fees	1,611
Trustees' fees and expenses	621
Accrued other expenses	58,278
Total liabilities	105,346,117

Net Assets	$691,992,961

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$701,251,335
Total accumulated deficit	(9,258,374)
Net Assets	$691,992,961

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$691,992,961
Shares of beneficial interest issued and outstanding	68,924,932
Offering and redemption price per share	$10.04

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

Investment Income:
Interest	$8,638,284
Total investment income	8,638,284

Expenses:
Advisory fees	1,588,519
Shareholder servicing fees (Note 6)	244,211
Fund administration and accounting fees	309,348
Transfer agent fees and expenses	19,695
Custody fees	24,561
Interest on securities sold short	473,009
Brokerage expense	288,922
Registration fees	26,590
Legal fees	26,432
Shareholder reporting fees	21,664
Commitment fees (Note 13)	19,621
Auditing fees	15,275
Trustees' fees and expenses	5,692
Chief Compliance Officer fees	4,660
Miscellaneous	4,292
Insurance fees	1,879
Total expenses	3,074,370
Advisory fees recovered	138,588
Net expenses	3,212,958
Net investment income	5,425,326

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,193,215
Futures contracts	(302)
Securities sold short	(433,329)
Swap contracts	192,021
Foreign currency transactions	(12,796)
Net realized gain	7,938,809
Net change in unrealized appreciation/depreciation on:
Investments	9,569,309
Futures contracts	(10,938)
Securities sold short	1,085,171
Foreign currency transactions	(9,867)
Net change in unrealized appreciation/depreciation	10,633,675
Net realized and unrealized gain	18,572,484

Net Increase in Net Assets from Operations	$23,997,810

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,425,326	$17,275,120
Net realized gain (loss) on investments, futures contracts, securities sold short, swap contracts, and foreign currency	7,938,809	(9,980,317)
Net change in unrealized appreciation/depreciation on investments, futures contracts, securities sold short, swap contract, and foreign currency	10,633,675	522,389
Net increase in net assets resulting from operations	23,997,810	7,817,192

Distributions to Shareholders:
Distributions	(5,575,883)	(17,275,027)
Total distributions to shareholders	(5,575,883)	(17,275,027)

Capital Transactions:
Net proceeds from shares sold	132,628,963	356,812,904
Reinvestment of distributions	4,382,515	14,384,526
Cost of shares redeemed	(88,787,504)	(319,126,575)
Net increase in net assets from capital transactions	48,223,974	52,070,855

Total increase in net assets	66,645,901	42,613,020

Net Assets:
Beginning of period	625,347,060	582,734,040
End of period	$691,992,961	$625,347,060

Capital Share Transactions:
Shares sold	13,312,725	36,563,529
Shares reinvested	440,360	1,494,982
Shares redeemed	(8,940,275)	(32,958,945)

Net increase in capital share transactions	4,812,810	5,099,566

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Year Ended January 31,
	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30,2020	For the Period February 1, 2019 through June 30, 2019*	2019	2018	2017

Net asset value, beginning of period	$9.75	$9.87	$9.83	$9.90	$9.81	$9.37
Income from Investment Operations:
Net investment income[1,2]	0.08	0.28	0.14	0.29	0.27	0.36
Net realized and unrealized gain (loss)	0.30	(0.13)	0.06	(0.08)	0.07	0.48
Net increase from reimbursement by affiliate for valuation error	-	-	-	-	-	0.01 [7]
Total from investment operations	0.38	0.15	0.20	0.21	0.34	0.85

Less Distributions:
From net investment income	(0.09)	(0.27)	(0.16)	(0.28)	(0.25)	(0.41)
Total distributions	(0.09)	(0.27)	(0.16)	(0.28)	(0.25)	(0.41)

Redemption fee proceeds[1]	-	-	-	-	- [3]	- [3]

Net asset value, end of period	$10.04	$9.75	$9.87	$9.83	$9.90	$9.81

Total return[4]	3.86%[8]	1.64%	2.01%[8]	2.11%	3.50%	9.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$691,993	$625,347	$582,734	$544,830	$458,328	$354,076

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.95%[9]	0.82%	0.77%[9]	0.80%	0.81%	0.84%
After fees waived and expenses absorbed/recovered[5,6]	0.99%[9]	0.85%	0.77%[9]	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	1.71%[9]	2.86%	3.44%[9]	2.89%	2.65%	3.69%
After fees waived and expenses absorbed/recovered[2]	1.67%[9]	2.83%	3.44%[9]	2.92%	2.70%	3.76%

Portfolio turnover rate	84%[8]	147%	45%[8]	214%	361%	202%

*	Fiscal year end changed to June 30 effective February 1, 2019.

[1]	Based on average shares outstanding for the period.

[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the fiscal year ended January 31, 2017, 0.11% of the Fund's total return consists of a reimbursement by an affiliate for valuation error.

[5]	Does not include expenses of the investment companies in which the Fund invests.

[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.24% for the six months ended December 31, 2020, 0.10% for the fiscal year ended June 30, 2020, 0.02% for the period ended June 30, 2019, 0.02%, 0.01%, and 0.05% for the fiscal years ended January 31, 2019, 2018, and 2017, respectively.

[7]	The Advisor reimbursed the Fund $226,661 for losses from a valuation error during the fiscal year ended January 31, 2017.

[8]	Not annualized.

[9]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS — 91.4%
	ASSET-BACKED SECURITIES — 40.3%
$500,000	AIMCO CLO Series Series 2015-AA, Class BR, 1.537% (3-Month USD Libor+130 basis points), 1/15/2028[1,2,3]	$495,570
	Ally Auto Receivables Trust
190,986	Series 2019-4, Class A2, 1.930%, 10/17/2022[2]	191,493
46,483	Series 2019-3, Class A2, 2.060%, 10/17/2022[2]	46,588
418,658	Series 2019-1, Class A3, 2.910%, 9/15/2023[2]	425,585
924,844	Barings CLO Ltd. Series 2013-IA, Class AR, 1.018% (3-Month USD Libor+80 basis points), 1/20/2028[1,2,3]	921,621
	Benefit Street Partners CLO Ltd.
250,000	Series 2015-VIIA, Class BR, 1.768% (3-Month USD Libor+155 basis points), 7/18/2027[1,2,3]	245,383
625,000	Series 2014-IVA, Class A1RR, 1.468% (3-Month USD Libor+125 basis points), 1/20/2029[1,2,3]	625,780
61,713	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 1.554% (3-Month USD Libor+133 basis points), 4/13/2027[1,2,3]	61,790
	BMW Vehicle Owner Trust
19,462	Series 2019-A, Class A2, 2.050%, 5/25/2022[2]	19,510
323,898	Series 2020-A, Class A2, 0.390%, 2/27/2023[2]	324,220
500,000	Bowman Park CLO Ltd. Series 2014-1A, Class CR, 2.463% (3-Month USD Libor+225 basis points), 11/23/2025[1,2,3]	498,945
	Capital One Prime Auto Receivables Trust
16,296	Series 2019-1, Class A2, 2.580%, 4/15/2022[2]	16,331
100,307	Series 2019-2, Class A2, 2.060%, 9/15/2022[2]	100,646
693,329	Carlyle Global Market Strategies CLO Ltd. Series 2015-2A, Class A1R, 0.997% (3-Month USD Libor+78 basis points), 4/27/2027[1,2,3]	692,365
	CarMax Auto Owner Trust
326,579	Series 2020-4, Class A1, 0.242%, 10/15/2021[2]	326,585
21,944	Series 2017-3, Class A3, 1.970%, 4/15/2022[2]	21,981
318,471	Series 2020-2, Class A2A, 1.750%, 1/17/2023[2]	320,085
277,506	Series 2020-1, Class A2, 1.870%, 4/17/2023[2]	279,437
250,000	Series 2020-4, Class A2, 0.310%, 1/16/2024[2]	250,154
500,000	CIFC Funding Ltd. Series 2015-3A, Class AR, 1.088% (3-Month USD Libor+87 basis points), 4/19/2029[1,2,3]	497,911
232,958	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[2]	233,781

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$246,338	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[1,2]	$246,378
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 2.087% (3-Month USD Libor+185 basis points), 10/15/2027[1,2,3]	245,689
645,000	Flatiron Clo Ltd. Series 2017-1A, Class A, 1.471% (3-Month USD Libor+125 basis points), 5/15/2030[1,2,3]	644,208
250,000	Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.980%, 6/15/2022[2]	253,199
213,462	Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.030%, 10/15/2022[2]	214,062
230,352	GM Financial Automobile Leasing Trust Series 2020-2, Class A2A, 0.710%, 10/20/2022[2]	231,105
	GM Financial Consumer Automobile Receivables Trust
14,521	Series 2017-3A, Class A3, 1.970%, 5/16/2022[1,2]	14,545
84,747	Series 2019-4, Class A2A, 1.840%, 11/16/2022[2]	85,079
468,406	Series 2020-1, Class A2, 1.830%, 1/17/2023[2]	470,250
271,339	Series 2020-2, Class A2A, 1.500%, 3/16/2023[2]	272,565
345,082	Series 2020-3, Class A2, 0.350%, 7/17/2023[2]	345,304
300,905	Series 2018-4, Class A3, 3.210%, 10/16/2023[2]	306,612
525,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 1.921% (3-Month USD Libor+170 basis points), 3/15/2027[1,2,3]	515,269
387,781	Honda Auto Receivables Owner Trust Series 2020-1, Class A2, 1.630%, 10/21/2022[2]	390,263
	Hyundai Auto Lease Securitization Trust
74,292	Series 2019-B, Class A2, 2.080%, 12/15/2021[1,2]	74,445
283,310	Series 2020-A, Class A2, 1.900%, 5/16/2022[1,2]	284,672
500,000	LCM XXIV Ltd. Series 24A, Class C, 2.468% (3-Month USD Libor+225 basis points), 3/20/2030[1,2,3]	493,274
	Mercedes-Benz Auto Lease Trust
540,000	Series 2020-B, Class A2, 0.310%, 2/15/2023[2]	540,383
300,000	Series 2018-B, Class A4, 3.310%, 7/15/2024[2]	301,990
500,000	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[1,2]	501,964
134,684	Nationstar HECM Loan Trust Series 2019-2A, Class A, 2.272%, 11/25/2029[1,2,4]	135,172

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.317% (3-Month USD Libor+110 basis points), 12/21/2029[1,2,3]	$498,931
227,221	Nissan Auto Lease Trust Series 2020-A, Class A2A, 1.800%, 5/16/202[22]	228,291
403,833	Nissan Auto Receivables Owner Trust Series 2020-A, Class A2, 1.450%, 12/15/2022[2]	405,938
244,817	Oaktree CLO Series 2014-1A, Class A1R, 1.511% (3-Month USD Libor+129 basis points), 5/13/2029[1,2,3]	244,580
37,415	OBX Trust Series 2019-EXP2, Class 2A1A, 1.048% (1-Month USD Libor+90 basis points), 6/25/2059[1,2,3]	37,484
	OCP CLO Ltd.
500,000	Series 2015-8A, Class BR, 2.068% (3-Month USD Libor+185 basis points), 4/17/2027[1,2,3]	500,534
146,062	Series 2015-10A, Class A1R, 1.035% (3-Month USD Libor+82 basis points), 10/26/2027[1,2,3]	145,880
500,000	Octagon Investment Partners Ltd. Series 2015-1A, Class DR, 2.787% (3-Month USD Libor+255 basis points), 7/15/2027[1,2,3]	491,840
81,150	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	81,556
900,000	Recette Clo Ltd. Series 2015-1A, Class CR, 1.918% (3-Month USD Libor+170 basis points), 10/20/2027[1,2,3]	900,264
750,000	Sound Point Clo XII Ltd. Series 2016-2A, Class AR, 1.508% (3-Month USD Libor+129 basis points), 10/20/2028[1,2,3]	750,002
	Tesla Auto Lease Trust
438,510	Series 2019-A, Class A2, 2.130%, 4/20/2022[1,2]	442,592
500,000	Series 2019-A, Class A3, 2.160%, 10/20/2022[1,2]	510,999
192,648	Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.930%, 12/20/2022[2]	193,150
500,000	Voya CLO Ltd. Series 2015-1A, Class A1R, 1.118% (3-Month USD Libor+90 basis points), 1/18/2029[1,2,3]	499,571
46,720	West CLO Ltd. Series 2014-2A, Class A1AR, 1.100% (3-Month USD Libor+87 basis points), 1/16/2027[1,2,3]	46,728
	World Omni Auto Receivables Trust
53,210	Series 2017-A, Class A3, 1.930%, 9/15/2022[2]	53,375

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$400,000	Series 2020-B, Class A2A, 0.550%, 7/17/2023[2]	$400,764
275,000	Series 2020-C, Class A2, 0.350%, 12/15/2023[2]	275,283
54,137	World Omni Automobile Lease Securitization Trust Series 2019-B, Class A2A, 2.050%, 7/15/2022[2]	54,436
	Total Asset-Backed Securities
	(Cost $19,885,806)	19,924,387
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 0.989% (1-Month USD Libor+83 basis points), 12/15/2036[1,2,3]	295,169
300,000	Series 2019-SST2, Class A, 1.079% (1-Month USD Libor+92 basis points), 12/15/2036[1,2,3]	300,653
8,201	COMM Mortgage Trust Series 2014-FL5, Class B, 2.309% (1-Month USD Libor+215 basis points), 10/15/2031[1,2,3]	8,057
	Government National Mortgage Association
144,245	Series 2013-179, Class A, 1.800%, 7/16/2037[2]	145,008
89,491	Series 2013-12, Class A, 1.410%, 10/16/2042[2]	90,072
	Total Commercial Mortgage-Backed Securities
	(Cost $838,937)	838,959
	CORPORATE — 39.6%
	BASIC MATERIALS — 1.5%
	Georgia-Pacific LLC
40,000	0.625%, 5/15/2024[1]	40,158
250,000	3.600%, 3/1/2025[1,2]	278,079
145,000	Nucor Corp. 4.000%, 8/1/2023[2]	156,791
250,000	Nutrien Ltd. 1.900%, 5/13/2023[5]	258,370
		733,398
	COMMUNICATIONS — 1.5%
250,000	Amazon.com, Inc. 2.400%, 2/22/2023[2]	261,043
229,000	Cox Communications, Inc. 3.250%, 12/15/2022[1]	241,313
250,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[2]	259,804
		762,160

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 6.4%
$225,000	Aptiv Corp. 4.150%, 3/15/2024[2]	$247,792
	BMW U.S. Capital LLC
170,000	0.714% (3-Month USD Libor+50 basis points), 8/13/2021[1,3]	170,413
250,000	3.150%, 4/18/2024[1,2]	269,652
250,000	Daimler Finance North America LLC 2.550%, 8/15/2022[1]	258,645
200,000	Home Depot, Inc. 3.250%, 3/1/2022	206,887
75,000	Hyundai Capital America 1.170% (3-Month USD Libor+94 basis points), 7/8/2021[1,3]	75,108
250,000	Lowe’s Cos., Inc. 3.120%, 4/15/2022[2]	257,353
250,000	NIKE, Inc. 2.250%, 5/1/2023[2]	260,470
	PACCAR Financial Corp.
225,000	2.650%, 5/10/2022	232,319
250,000	2.650%, 4/6/2023	263,512
	Starbucks Corp.
200,000	2.100%, 2/4/2021[2]	200,245
250,000	1.300%, 5/7/2022	253,575
170,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	179,045
	Volkswagen Group of America Finance LLC
20,000	0.750%, 11/23/2022[1]	20,069
20,000	0.875%, 11/22/2023[1]	20,123
250,000	Whirlpool Corp. 4.850%, 6/15/202[1]	254,905
		3,170,113
	CONSUMER, NON-CYCLICAL — 7.5%
	AbbVie, Inc.
150,000	3.450%, 3/15/2022[2]	154,737
120,000	2.300%, 11/21/202[2]	124,452
250,000	Bristol-Myers Squibb Co. 3.875%, 8/15/2025[2]	285,525
250,000	CVS Health Corp. 2.125%, 6/1/2021[2]	251,488
250,000	General Mills, Inc. 3.700%, 10/17/2023[2]	272,499

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$250,000	GlaxoSmithKline Capital, Inc. 3.375%, 5/15/2023	$268,305
200,000	Humana, Inc. 4.500%, 4/1/2025[2]	229,868
250,000	Kellogg Co. 2.650%, 12/1/2023	267,012
250,000	Mondelez International Holdings Netherlands B.V. 2.125%, 9/19/2022[1,5]	257,239
105,000	Mondelez International, Inc. 2.125%, 4/13/2023[2]	109,110
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	217,029
310,000	PepsiCo, Inc. 0.750%, 5/1/2023	314,510
250,000	Royalty Pharma PLC 0.750%, 9/2/2023[1,5]	251,343
200,000	Stryker Corp. 1.150%, 6/15/2025[2]	204,155
250,000	Sysco Corp. 2.600%, 6/12/2022	257,736
	UnitedHealth Group, Inc.
50,000	0.477% (3-Month USD Libor+26 basis points), 6/15/20213	50,051
200,000	2.375%, 10/15/2022	207,848
		3,722,907
	ENERGY — 1.7%
250,000	BP Capital Markets America, Inc. 4.742%, 3/11/2021	252,037
	Phillips 66
250,000	3.700%, 4/6/2023	267,875
35,000	0.900%, 2/15/2024[2]	35,114
250,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[1,2,5]	259,474
		814,500
	FINANCIAL — 4.0%
250,000	AIG Global Funding 0.711% (3-Month USD Libor+46 basis points), 6/25/2021[1,3]	250,501
250,000	American Express Co. 3.000%, 2/22/2021[2]	250,477
250,000	Bank of America Corp. 2.738% (3-Month USD Libor+37 basis points), 1/23/2022[2,4]	250,306

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
$250,000	Berkshire Hathaway, Inc. 2.750%, 3/15/2023[2]	$262,579
250,000	Citigroup, Inc. 2.700%, 3/30/2021	251,450
	PNC Bank N.A.
250,000	3.500%, 6/8/2023[2]	268,545
250,000	3.800%, 7/25/2023[2]	271,157
170,000	Public Storage 2.370%, 9/15/2022[2]	175,803
		1,980,818
	INDUSTRIAL — 6.2%
250,000	3M Co. 2.250%, 3/15/2023[2]	261,240
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	206,791
	Caterpillar Financial Services Corp.
90,000	0.505% (3-Month USD Libor+28 basis points), 9/7/2021[3]	90,154
200,000	1.900%, 9/6/2022	205,624
100,000	CNH Industrial Capital LLC 3.875%, 10/15/2021	102,386
250,000	CRH America, Inc. 5.750%, 1/15/2021	250,357
250,000	FedEx Corp. 3.400%, 1/14/2022	257,970
200,000	General Dynamics Corp. 3.000%, 5/11/2021	201,933
	John Deere Capital Corp.
200,000	0.490% (3-Month USD Libor+26 basis points), 9/10/2021[3]	200,364
300,000	2.150%, 9/8/2022	310,377
250,000	Masco Corp. 5.950%, 3/15/2022	266,262
250,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[2]	268,300
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	179,660
250,000	Schneider Electric S.E. 2.950%, 9/27/2022[1,5]	260,907
		3,062,325

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 6.2%
$250,000	Adobe, Inc. 1.700%, 2/1/2023	$257,455
200,000	Analog Devices, Inc. 2.950%, 4/1/2025[2]	218,462
	Apple, Inc.
250,000	1.550%, 8/4/2021[2]	251,809
200,000	2.400%, 5/3/2023	209,852
	Hewlett Packard Enterprise Co.
30,000	0.954% (3-Month USD Libor+72 basis points), 10/5/2021[2,3]	30,005
200,000	1.450%, 4/1/2024[2]	205,568
	International Business Machines Corp.
100,000	0.621% (3-Month USD Libor+40 basis points), 5/13/2021[3]	100,149
200,000	1.875%, 8/1/2022	205,587
200,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[2,5]	216,517
250,000	Microsoft Corp. 2.375%, 5/1/2023[2]	261,341
	Oracle Corp.
250,000	2.500%, 5/15/2022[2]	256,723
200,000	2.500%, 10/15/2022	207,944
250,000	2.400%, 9/15/2023[2]	262,987
	Qualcomm, Inc.
250,000	3.000%, 5/20/2022	259,498
100,000	2.900%, 5/20/2024[2]	107,725
		3,051,622
	UTILITIES — 4.6%
250,000	Avangrid, Inc. 3.150%, 12/1/2024[2]	272,750
250,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	250,149
225,000	Consolidated Edison Co. of New York, Inc. 0.651% (3-Month USD Libor+40 basis points), 6/25/2021[3]	225,420
225,000	Dominion Energy, Inc. 2.715%, 8/15/2021[6]	227,830
250,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[2]	264,253
250,000	Duke Energy Corp. 1.800%, 9/1/2021[2]	252,194

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$50,000	Entergy Corp. 4.000%, 7/15/2022[2]	$52,440
250,000	Entergy Mississippi LLC 3.100%, 7/1/2023[2]	265,948
250,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	253,469
200,000	NiSource, Inc. 0.950%, 8/15/2025[2]	201,299
		2,265,752
	Total Corporate
	(Cost $19,338,854)	19,563,595
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
50,660	FDIC Guaranteed Notes Trust Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	51,104
4,944	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[1,2]	4,942
30,535	Nationstar HECM Loan Trust Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,4]	30,621
	Total Residential Mortgage-Backed Securities
	(Cost $85,973)	86,667
	U.S. GOVERNMENT — 9.6%
	United States Treasury Bill
1,000,000	0.074%, 1/12/2021	999,993
500,000	0.076%, 1/14/2021	499,995
2,000,000	0.081%, 3/25/2021	1,999,712
1,250,000	0.081%, 4/8/2021	1,249,787
	Total U.S. Government
	(Cost $4,749,325)	4,749,487
	Total Bonds
	(Cost $44,898,895)	45,163,095
	COMMERCIAL PAPER — 7.9%
250,000	American Electric Power 0.230%, 2/3/2021	249,948
	American Honda Finance
250,000	0.210%, 1/21/2021	249,962
250,000	0.220%, 2/22/2021	249,885

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$250,000	Barclays Bank 0.250%, 4/1/2021	$249,830
250,000	Bemis Company, Inc. 0.190%, 1/7/2021	249,994
250,000	Church & Dwight Co. 0.190%, 2/24/2021	249,905
250,000	Citigroup Global Markets 0.190%, 3/1/2021	249,936
300,000	Koch Resources, LLC 0.160%, 1/27/2021	299,971
250,000	LVMH Moet Hennessy V 0.150%, 1/20/2021	249,986
250,000	NiSource, Inc. 0.240%, 1/13/2021	249,986
250,000	Oglethorpe Power Corp. 0.250%, 2/8/2021	249,948
354,000	TransCanada Pipeline 0.220%, 1/26/2021	353,948
250,000	VF Corp. 0.200%, 2/8/2021	249,948
250,000	Walgreens Boots Alliance, Inc. 0.280%, 2/5/2021	249,924
250,000	Waste Management, Inc. 0.300%, 7/6/2021	249,600
	Total Commercial Paper
	(Cost $3,902,822)	3,902,771

Number of Shares
	SHORT-TERM INVESTMENTS — 2.5%
4,272	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[7,8]	4,272
1,229,045	Federated Treasury Obligations Fund - Institutional Class, 0.01%[8]	1,229,045
	Total Short-Term Investments
	(Cost $1,233,317)	1,233,317
	TOTAL INVESTMENTS — 101.8%
	(Cost $50,035,034)	50,299,183
	Liabilities in Excess of Other Assets — (1.8)%	(867,366)
	TOTAL NET ASSETS — 100.0%	$49,431,817

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $15,869,172 which represents 32.10% of total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Step rate security.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,272, which represents 0.01% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

SUMMARY OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	40.3%
Corporate	39.6%
U.S. Government	9.6%
Commercial Mortgage-Backed Securities	1.7%
Residential Mortgage-Backed Securities	0.2%
Total Bonds	91.4%
Commercial Paper	7.9%
Short-Term Investments	2.5%
Total Investments	101.8%
Liabilities in Excess of Other Assets	(1.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $50,035,034)	$50,299,183
Cash held at broker for securities sold short	2,863
Receivables:
Fund shares sold	79,096
Interest	164,474
Prepaid expenses	11,009
Total assets	50,556,625

Liabilities:
Payables:
Investment securities purchased	1,049,032
Advisory fees	3,044
Shareholder servicing fees (Note 6)	7,642
Fund administration and accounting fees	19,517
Transfer agent fees and expenses	5,070
Custody fees	2,244
Auditing fees	11,643
Trustees' deferred compensation (Note 3)	4,824
Trustees' fees and expenses	2,809
Commitment fees (Note 13)	1,937
Chief Compliance Officer fees	1,272
Accrued other expenses	15,774
Total liabilities	1,124,808

Net Assets	$49,431,817

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$49,360,139
Total distributable earnings	71,678
Net Assets	$49,431,817

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$49,431,817
Shares of beneficial interest issued and outstanding	2,460,658
Offering and redemption price per share	$20.09

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2020

Investment Income:
Interest	$264,640
Total investment income	264,640

Expenses:
Advisory fees	54,168
Shareholder servicing fees (Note 6)	8,701
Fund administration and accounting fees	43,105
Transfer agent fees and expenses	9,713
Custody fees	3,249
Auditing fees	11,644
Registration fees	10,813
Trustees' fees and expenses	4,785
Chief Compliance Officer fees	4,660
Legal fees	1,269
Insurance fees	1,106
Miscellaneous	1,023
Shareholder reporting fees	1,022
Commitment fees (Note 13)	686
Total expenses	155,944
Advisory fees waived	(46,921)
Net expenses	109,023
Net investment income	155,617

Realized and Unrealized Gain:
Net realized gain on investments	18,330
Net change in unrealized appreciation/depreciation on investments	171,430
Net realized and unrealized gain	189,760

Net Increase in Net Assets from Operations	$345,377

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$155,617	$837,730
Net realized gain (loss) on investments, securities sold short and futures contracts	18,330	(101,820)
Net change in unrealized appreciation/depreciation on investments, securities sold short and futures contracts	171,430	(13,611)
Net increase in net assets resulting from operations	345,377	722,299

Distributions to Shareholders:
Distributions	(161,632)	(848,669)
Total distributions to shareholders	(161,632)	(848,669)

Capital Transactions:
Net proceeds from shares sold	21,384,120	23,143,948
Reinvestment of distributions	143,559	823,853
Cost of shares redeemed	(12,966,200)	(30,941,587)
Net increase (decrease) in net assets from capital transactions	8,561,479	(6,973,786)

Total increase (decrease) in net assets	8,745,224	(7,100,156)

Net Assets:
Beginning of period	40,686,593	47,786,749
End of period	$49,431,817	$40,686,593

Capital Share Transactions:
Shares sold	1,065,673	1,154,996
Shares reinvested	7,153	41,407
Shares redeemed	(645,839)	(1,545,877)
Net increase (decrease) in capital share transactions	426,987	(349,474)

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020	For the Period August 1, 2018 through June 30, 2019**	For the Year Ended July 31, 2018	For the Period October 7, 2016* through July 31, 2017

Net asset value, beginning of period	$20.01	$20.05	$20.02	$20.03	$20.00
Income from Investment Operations:
Net investment income[1]	0.07	0.39	0.46	0.35	0.23
Net realized and unrealized gain (loss)	0.09	(0.01)	0.06	(0.02)	0.01
Total from investment operations	0.16	0.38	0.52	0.33	0.24
Less Distributions:
From net investment income	(0.08)	(0.42)	(0.49)	(0.34)	(0.21)
Total distributions	(0.08)	(0.42)	(0.49)	(0.34)	(0.21)

Net asset value, end of period	$20.09	$20.01	$20.05	$20.02	$20.03

Total return[2]	0.79%[4]	1.91%	2.64%[4]	1.66%	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,432	$40,687	$47,787	$66,118	$52,768

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5]	0.72%[3]	0.82%	0.79%[3]	0.84%	0.94%[3]
After fees waived and expenses absorbed[5]	0.50%[3]	0.50%	0.51%[3]	0.51%	0.50%[3]

Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	0.50%[3]	1.65%	2.23%[3]	1.44%	0.97%[3]
After fees waived and expenses absorbed	0.72%[3]	1.97%	2.51%[3]	1.77%	1.41%[3]

Portfolio turnover rate	34%[4]	100%	72%[4]	147%	118%[4]

*	Commencement of operations.

**	Fiscal year end changed to June 30 effective August 1, 2018.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Annualized.

[4]	Not annualized.

[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended December 31, 2020, and fiscal year ended June 30, 2020, 0.01% for the period ended June 30, 2019, and for the fiscal year ended July 31, 2018, and 0.00% for the period ended July 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income and capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or “earmark” liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(f) Futures Contracts

The Funds may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Funds is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Funds will mark to market their open futures positions. The Funds also are required to deposit and to maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Funds. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Funds realize a capital gain, or if it is more, the Funds realize a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Funds realize a capital gain, or if it is less, the Funds realize a capital loss. The transaction costs also must be included in these calculations.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund’s return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period October 7, 2016 (commencement of operations) through July 31, 2017, and as of and during the open year ended July 31, 2018, and as of and during the period ended August 1, 2018 through June 30, 2019, and as of and during the six months ended December 31, 2020, and as of and during the six months ended December 31, 2020, the Ultra-Short Duration Investment Grade Fund did not have a liability for any unrecognized tax benefits. As of and during the open years ended January 31, 2017-2019, and as of and during the period ended February 1, 2019 through June 30, 2019, and as of and during the year ended June 30, 2020, and as of and during the six months ended December 31, 2020, the Income Plus Fund did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(k) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.75% and 0.50% of the Income Plus Fund and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2020, the Advisor recovered its previously waived advisory fees totaling $138,588 for the Income Plus Fund, and waived advisory fees totaling $46,921 for the Ultra-Short Duration Investment Grade Fund. The Funds’ Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Income Plus Fund
January 31, 2022	$142,783
June 30, 2022	12,105
Total	$154,888

Ultra-Short Duration Investment Grade Fund
July 31, 2021	$151,458
June 30, 2022	146,653
June 30, 2023	137,580
June 30, 2024	46,921
Total	$482,612

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2020, are reported on the Statement of Operations.

The Income Plus Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2020, no credits were earned to reduce total fees.

IMST Distributors, LLC (“Distributor”) serves as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2020, are reported on the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2020, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$632,250,860	$50,035,034
Gross unrealized appreciation	$13,822,471	$294,374
Gross unrealized depreciation	(2,191,646)	(30,225)
Net unrealized appreciation on investments	$11,630,825	$264,149

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$-	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	-	-

Accumulated capital and other losses	(28,651,532)	(200,890)
Unrealized appreciation/(depreciation) on investments and securities sold short	976,345	92,719
Foreign currency translations	44	-
Unrealized deferred compensation	(5,158)	(3,896)
Total accumulated earnings/(deficit)	$(27,680,301)	$(112,067)

The tax character of distributions paid during each Fund’s respective fiscal period end were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Ordinary income	$17,275,027	$9,091,289	$848,669	$1,407,644
Net long-term capital gains	-	-	-	-
Total taxable distributions	17,275,027	9,091,289	848,669	1,407,644
Total distributions paid	$17,275,027	$9,091,289	$848,669	$1,407,644

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

At June 30, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$10,599,178	$18,052,354	$28,651,532
Ultra-Short Duration Investment Grade Fund	128,875	72,015	200,890

Note 5 – Investment Transactions

For the six months ended December 31, 2020, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, and swap contracts were $439,929,307 and $426,259,651, respectively. Securities sold short and short securities covered were $75,871,074 and $105,753,916, respectively, for the same period.

For the six months ended December 31, 2020, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $18,917,529 and $11,412,077, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee

Effective April 3, 2017, the Income Plus Fund no longer charges redemption fees. Prior to April 3, 2017, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2020, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$60,920,967	$-	$60,920,967
Bonds
Asset-Backed Securities	-	300,840,176	1,710,237	302,550,413
Commercial Mortgage-Backed Securities	-	22,673,594	-	22,673,594
Corporate*	-	201,856,216	-	201,856,216
U.S. Government	-	47,996,354	-	47,996,354
Commercial Paper	-	36,438,181	-	36,438,181
Short-Term Investments	41,040,648	-	-	41,040,648
Total Investments	$41,040,648	$670,725,488	$1,710,237	$713,476,373

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$69,594,688	$-	$69,594,688
Total Securities Sold Short	$-	$69,594,688	$-	$69,594,688
Other Financial Instruments
Futures Contracts	$-	$10,938	$-	$10,938
Total Liabilities	$-	$69,605,626	$-	$69,605,626

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3**	Total
Investments
Bonds
Asset-Backed Securities	$-	$19,924,387	$-	$19,924,387
Commercial Mortgage-Backed Securities	-	838,959	-	838,959
Corporate*	-	19,563,595	-	19,563,595
Residential Mortgage-Backed Securities	-	86,667	-	86,667
U.S. Government	-	4,749,487	-	4,749,487
Commercial Paper	-	3,902,771	-	3,902,771
Short-Term Investments	1,233,317	-	-	1,233,317
Total Investments	$1,233,317	$49,065,866	$-	$50,299,183

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.

**	The Fund did not hold any Level 3 securities at period end.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Income Plus Fund
Asset-Backed Securities
Balance as of June 30, 2020	$-
Transfers into Level 3 during the period*	-
Transfers out of Level 3 during the period**	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Included in other comprehensive income	-
Purchases, sales, and principal paydowns
Net purchases	1,699,854
Net sales	-
Principal paydowns	-
Balance as of December 31, 2020	$1,710,237
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$10,383

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2020.

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input[1]	Range of Input	Weighted Average of Input	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$1,710,237	Market Approach	Precedent Transaction	$122.1598	N/A	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Income Plus Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Income Plus Fund’s financial position, performance and cash flows.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2020 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$(302)	$(302)
Swap contracts	192,021	-	-	-	192,021
	$192,021	$-	$-	$(302)	$191,719

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Futures contracts	$-	$-	$-	$(10,938)	$(10,938)
	$-	$-	$-	$(10,938)	$(10,938)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2020 are as follows:

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$4,598,958

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold any swap contracts as of December 31, 2020.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 12 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2020 the total unfunded amount was 1.0% of the Income Plus Fund’s net assets.

As of December 31, 2020, the Income Plus Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Ascend Learning LLC	$500,000	$496,250	$494,885	$(1,365)
Avaya, Inc.	1,000,000	987,519	1,002,080	14,561
Berry Global, Inc.	1,246,835	1,239,062	1,242,789	3,727
Gemini HDPE LLC	850,000	841,508	846,813	5,305
Informatica LLC	1,139,796	1,119,921	1,132,587	12,666
Oregon Clean Energy LLC	997,377	992,390	994,884	2,494
Quikrete Holdings, Inc.	398,992	396,000	398,246	2,246
SkyMiles IP Ltd.	745,000	758,056	774,334	16,278
Tronox Finance LLC	355,872	353,442	354,673	1,231

Note 13 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $50,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the one-month London Interbank Offered Rate (LIBOR) plus 1.75% with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended December 31, 2020 are disclosed in the Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended December 31, 2020.

Note 14 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Note 15 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on September 16-17, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund (the “Income Plus Fund”) and the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Ultra-Short Duration Investment Grade Fund” and together with the Income Plus Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2020; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Income Plus Fund’s annualized total return for the three-year period was above the Peer Group and Nontraditional Bond Fund Universe median returns, but below the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index return by 0.69%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return by 0.08% and the Bloomberg Barclays Index return by 2.72%. For the five-year period, the Fund’s annualized total return was below the Peer Group median return, the Bloomberg Barclays Index return, and the Fund Universe median return by 0.05%, 0.25%, and 0.28%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the Peer Group and Fund Universe over the five-year period was due to the Fund’s performance in the second half of 2015, which was negatively impacted by overweight allocations to corporate credit and collateralized loan obligations (“CLOs”). The Trustees noted the Investment Advisor’s assertion that the Fund’s underperformance compared to the Bloomberg Barclays Index was primarily due to the Fund’s underperformance in the first quarter of 2020, which was negatively impacted by the Fund’s lower interest rate duration and exposure to CLOs, high yield bonds, and bank loans.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Ultra-Short Duration Investment Grade Fund’s annualized total return for the three-year period was above the Ultrashort Bond Fund Universe median return and the ICE BofA Merrill Lynch 3-Month Treasury Bill Index return, and was the same as the Peer Group median return. The Fund’s total return for the one-year period was above the ICE BofA Merrill Lynch Index return, but below the Peer Group and Fund Universe median returns by 0.04% and 0.06%, respectively.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Income Plus Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Nontraditional Bond Fund Universe medians. The Trustees considered that the Fund’s advisory fee was within the range of the advisory fees that the Investment Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund, and higher than the fees that the Investment Advisor charges to manage a private fund and a collective investment trust using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Fund Universe median, but slightly higher than the Peer Group median by 0.02%. The Trustees noted, however, that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and that certain of those other funds also had significant assets in other classes.

●	The Ultra-Short Duration Investment Grade Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Ultrashort Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the fee that the Investment Advisor charges to manage a private fund using the same strategy as the Fund, and lower than the fee that the Investment Advisor will charge to manage a new collective investment trust using the same strategy as the Fund. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees noted the Investment Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels. The Trustees also observed that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2020, noting that the Investment Advisor had recouped fees it previously waived for the Income Plus Fund, had waived its entire advisory fee and subsidized certain of the operating expenses for the Ultra-Short Duration Investment Grade Fund, and had not realized a profit with respect to the Ultra-Short Duration Investment Grade Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Income Plus Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Palmer Square Income Plus Fund

Palmer Square Ultra-Short Duration Investment Grade Fund

The Board has appointed Palmer Square Capital Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as “highly liquid investments,” and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Palmer Square Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Income Plus Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/20	12/31/20	7/1/20 – 12/31/20
Actual Performance	$ 1,000.00	$ 1,038.60	$ 5.09
Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	5.05
*	Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense recoupment. Assumes all dividends and distributions were reinvested.

Ultra-Short Duration Investment Grade Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/20	12/31/20	7/1/20 – 12/31/20
Actual Performance	$ 1,000.00	$ 1,007.90	$ 2.54
Hypothetical (5% annual return before expenses)	1,000.00	1,022.67	2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 933-9033.

Palmer Square Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2021